Nationwide Government Bond Fund Summary Prospectus February 29, 2012

Class/Ticker A NUSAX B GGBBX C GGBCX D NAUGX R2 GGBRX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 29, 2012, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 30 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 76 of the Statement of Additional Information.

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 7 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fee	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.38%	0.27%	0.27%	0.37%	0.34%
Total Annual Fund Operating Expenses	1.13%	1.77%	1.77%	0.87%	1.34%

SP-GB (2/12)

Summary Prospectus February 29, 2012	1	Nationwide Government Bond Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$535	$769	$1,021	$1,741
Class B shares	680	857	1,159	1,836
Class C shares	280	557	959	2,084
Class D shares	535	715	911	1,474
Class R2 shares	136	425	734	1,613

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$180	$557	$959	$1,836
Class C shares	180	557	959	2,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the United States government and its agencies and instrumentalities. Many of these securities include mortgage-backed securities. The Fund’s subadviser seeks to achieve the Fund’s objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund will generally maintain an average portfolio duration of three to six years. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective. The Fund may engage in active and frequent trading of portfolio securities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:

—	Increase share price volatility and
—	Result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.

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Annual Total Returns – Class D Shares

(Years Ended December 31,)

Best Quarter:    5.66% – 4th qtr. of 2008

Worst Quarter:    -2.48% – 2nd qtr. of 2004

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class B, Class C and Class R2 shares are September 4, 2003, September 4, 2003 and October 1, 2003, respectively. Pre-inception historical performance for Class B and Class C shares is based on the previous performance of Class X and Class Y shares, respectively (neither of which are still offered by this Fund). Pre-inception historical performance for Class R2 shares is based on the previous performance of Class D shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns

For the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	2.49%	5.08%	4.65%
Class B shares – Before Taxes	1.35%	5.02%	4.50%
Class C shares – Before Taxes	5.35%	5.34%	4.49%
Class D shares – Before Taxes	2.48%	5.29%	4.91%
Class D shares – After Taxes on Distributions	0.63%	3.47%	3.14%
Class D shares – After Taxes on Distributions and Sales of Shares	1.66%	3.48%	3.17%
Class R2 shares – Before Taxes	6.77%	5.74%	4.99%
The BofA Merrill Lynch AAA US Treasury/Agency Master Index (The Index does not pay sales charges, fees or expenses.)	9.19%	6.62%	5.60%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (the “Adviser”)

Subadviser

Nationwide Asset Management, LLC (“NWAM”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Gary R. Hunt, CFA	Senior Investment Professional, NWAM	Since September 1992
Joel S. Buck	Senior Investment Professional, NWAM	Since August 1998

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, B*, C, D: $2,000
Class R2: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C, D): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, B*, C, D: $100
Class R2: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C, D): $50
* Class B Shares are closed to new investors.

To Place Orders
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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